Employee benefit costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Summary of Employee Benefit Costs

	Note	2022 £m	2021 £m	2020 £m
Wages and salaries		2,553	2,315	2,277
Social security costs		201	185	194
Other pension and retirement benefit costs	15	133	139	182
Share-based payments - equity and cash-settled	28	85	78	91
		2,972	2,717	2,744